Business Combinations - Schedule of fair value of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Oct. 04, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 37,000		$ 0
Neura Inc's [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 2,980
Short-term restricted cash		55
Accounts receivable		340
Intangible assets	$ 10,021	10,021
Goodwill		37,000
Other assets		430
Accounts payable, accrued expenses and other liabilities		(3,998)
Deferred revenue		(12)
Net assets acquired		$ 46,816